Fair Value Measurements (Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Interest rate contracts	$ (348)	$ (608)
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Interest rate contracts	0	0
Contingent consideration to be paid in cash for the acquisitions	0	0
Significant Other Observable Inputs (Level 2) | Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Interest rate contracts	(348)
Contingent consideration to be paid in cash for the acquisitions	0	0
Significant Unobservable Inputs (Level 3) | Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Interest rate contracts	0	0
Contingent consideration to be paid in cash for the acquisitions	(7,577)	(9,856)
Total Fair Value | Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Interest rate contracts	(348)	(608)
Contingent consideration to be paid in cash for the acquisitions	$ (7,577)	$ (9,856)